C22 Trade payables	12 Months Ended
Dec. 31, 2017
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C22 Trade payables

C22    Trade payables

Trade payables

	2017	2016
Trade payables to associated companies and joint ventures	286	296
Trade payables, excluding associated companies and joint ventures	26,035	25,022

Total	26,321	25,318